Equity (Details Narrative) - CAD ($)		2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2022	Jul. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2022	Oct. 31, 2021	Jan. 07, 2022
Disclosure of classes of share capital [line items]
Limited recourse capital notes interest rate description					In the event of (i) non-payment of interest following any interest payment date, (ii) non-payment of the redemption price in case of a redemption of the LRCNs, (iii) non-payment of principal plus accrued and unpaid interest at the maturity of the LRCNs, (iv) an event of default on the LRCNs, or (v) a Trigger Event, the recourse of each LRCN holder will be limited to that holder’s pro rata share of the Limited Recourse Trust’s assets.
Dividends common stock	$ 0.96
Excluding Non Viability Contingent Capital Series Twenty Six [Member]
Disclosure of classes of share capital [line items]
Shares For Issue Under NVCC Provisions					1,100,000,000
Non Viability Contingent Capital [Member] | Subordinated Notes And Debentures [Member]
Disclosure of classes of share capital [line items]
Shares For Issue Under NVCC Provisions					3,200,000,000
Dividend Reinvestment Plan [Member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares			2.00%		2.00%
Purchase of treasury shares at discount					14,500,000
Dividend Reinvestment Plan [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares		0.00%			0.00%	0.00%
Purchase of treasury shares at discount					2,500,000	5,100,000
Dividend Reinvestment Plan [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares		5.00%
Normal Course Issuer Bid [Member]
Disclosure of classes of share capital [line items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased				21,000,000
Number of shares repurchased price per share				$ 104.5
Stock Repurchase Program, Authorized Amount				$ 2,200,000,000
Stock repurchase program authorized amount represent premium over the share capital amount				$ 1,900,000,000
Normal Course Issuer Bid [Member] | Toronto Stock Exchanges [Member]
Disclosure of classes of share capital [line items]
Common stock shares authorized to be repurchased							50,000,000
Limited Recourse Capital Notes [Member] | Non-Cumulative 5-Year Fixed Rate Reset Preferred Shares NVCC, Series 26 [member]
Disclosure of classes of share capital [line items]
Shares For Issue Under NVCC Provisions					1,100,000,000